Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 14,183	$ 15,275
Restricted cash	2,150	1,223
Total cash, cash equivalents, and restricted cash	$ 16,333	$ 16,498	$ 8,205